DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following brief description of the Eastern Bank 401(k) Plan (“the Plan”) provides only general information. Participants in the Plan should refer to the Summary Plan Description to the Plan (“Summary Plan Description”) for complete information, which is available to all employees of Eastern (as defined below) by filing a request with the Plan’s administrator at 125 High St., Boston, Massachusetts 02110.
General
The Plan is a defined contribution plan covering substantially all employees of Eastern Bankshares, Inc., including its subsidiaries (collectively, “Eastern” or the “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
All assets acquired under this Plan as a result of participant and Company contributions, income and other additions will be administered, distributed, forfeited and otherwise governed by the provisions of this Plan. The Plan is administered by the Company for the exclusive benefit of participants in the Plan and their beneficiaries. The Plan assets are invested in various investment options offered by the Plan.
Eligibility
To become eligible for participation, an employee must have reached 21 years of age and have completed 90 days of service. Participants become eligible for purposes of employer safe harbor nonelective contributions after completing one year of service and having attained age 21. An eligible employee who satisfies these requirements is entitled to participate commencing in the next payroll period. Part time, temporary or seasonal employees scheduled to work less than 1,000 hours per year are also eligible, but only if they complete a year of “eligibility service,” which is a full 12-month period following an employment date (or an anniversary of that date) in which 1,000 paid hours is credited.
In addition, and regardless of work schedule or whether they are making elective deferrals in the Plan, employees who are both age 21 and have one year of eligibility service (as defined above), will be entitled to share in a “safe harbor non-elective contribution” commencing on the first payroll period after satisfying these eligibility requirements.
Contributions
Each year, participants may contribute to the Plan a percentage of their annual eligible compensation, on a pre-tax or after-tax Roth basis, as defined in the Plan, from 1% up to 75% of eligible compensation subject to the Internal Revenue Code (“IRC”) limitations and have the amount contributed to the Plan on their behalf. Participants who have attained age 50 before the end of the plan year are also eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified plans or defined contribution plans (rollovers). Participants direct the investment of their contributions into various investment options offered by the Plan.
The Company makes a safe harbor non-elective contribution equal to 3% of each participant’s eligible compensation. Company contributions are subject to certain Internal Revenue Service (IRS) compensation limitations.
The Plan provides for automatic enrollment for all new and rehired employees. Upon automatic enrollment, new hire contributions are invested as a pre-tax 401(k) deferral in the retirement age applicable Vanguard Target Retirement Date fund as a qualified default investment alternative pursuant to U.S. Department of Labor regulations, unless another investment option is chosen by the participant. Contributions for automatically enrolled rehired employees are invested according to their most recent investment elections on record with the Plan administrator or as a pre-tax 401(k) deferral in the applicable Vanguard Target Retirement Date fund if there are no elections on record. The amount withheld with respect to automatic deferrals is equal to 3% of eligible compensation. These employees may elect to waive deferral or change their percentage. In addition, if an employee is automatically enrolled but did not wish to be, the employee can elect to receive a refund of their deferrals within 90 days of the payroll in which deferrals began.
Participant Accounts
Each participant’s account is credited with the participant’s contribution, the Company’s contribution and an allocation of Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on the participant’s earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are vested immediately in their elective deferral contributions and Eastern’s contributions, plus actual earnings thereon.
Notes Receivable from Participants
Participants may borrow from their Plan accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Notes are required to be repaid within five years unless the note is to be used for the purchase of a primary residence in which case the note may be repaid within a period of no more than ten years. Participants may have up to two loans outstanding at any time. The notes are secured by the balance in the participant’s Plan account and bear interest at a rate ranging from 4.25% to 9.50%. The note interest rate is set at the prime rate as published by The Wall Street Journal plus 1%. Principal and interest is paid ratably through payroll deductions.
Payment of Benefits
Upon termination of service, retirement, disability or death, a participant may elect to receive an amount equal to the value of the participant’s vested interest in his or her Plan account in a lump-sum amount, installment payments, or partial payments. In-service withdrawals from the participant’s account are available upon reaching age 59.5. A participant may withdraw from their rollover account at any time. Hardship withdrawals are available from the participant’s elective deferral account, excluding earnings thereon, in order to meet a participant’s immediate and heavy financial need.